6. RELATED PARTY TRANSACTION (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Advances		$ 16,110	$ 4,149
Due to Related Party		23,541	7,431
Annual Compensation	125,000	102,000	102,000
Periodic Compensation Payments		1,000
Accrued Compensation		152,000	38,000
Hourly Comensation Rate		300
Monthly Retainer Fee		6,250
Accrued Legal Fees		$ 100,036	$ 25,024